Risk management policies (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Committed Facilities
At 31 December 2020, the Group has access to £7.1 billion of committed facilities with maturity dates spread over the years 2021 to 2046 as illustrated below:

		2021 £m	2022 £m	2023 £m	2024 £m	2025+ £m
£ bonds £400m (2.875% 2046)	400.0					400.0
US bond $220m (5.625% 2043)	160.8					160.8
US bond $93m (5.125% 2042)	67.9					67.9
£ bonds £250m (3.75% 2032)	250.0					250.0
Eurobonds € 600m (1.625% 2030)	537.3					537.3
Eurobonds € 750m (2.375% 2027)	671.7					671.7
Eurobonds € 750m (2.25% 2026)	671.7					671.7
Eurobonds € 500m (1.375% 2025)	447.8					447.8
Bank revolver ($2,500m 2025)	1,828.8					1,828.8
US bond $750m (3.75% 2024)	548.6				548.6
Eurobonds € 750m (3.0% 2023)	671.7			671.7
US bond $500m (3.625% 2022)	365.8		365.8
Eurobonds € 250m (3m EURIBOR + 0.45% 2022)	223.9		223.9
Bank revolver (A$150m 2021, A$270m 2023)	236.7	84.5		152.2
Total committed facilities available	7,082.7	84.5	589.7	823.9	548.6	5,036.0
Drawn down facilities at 31 December 2020	5,059.5	42.3	589.7	671.7	548.6	3,207.2
Undrawn committed credit facilities	2,023.2

Summary of currency risk

	2020 £m	2019 1 £m
US dollar	159.1	240.5
Euro	167.2	153.0
Note 1 Figures have been restated as described in the accounting policies.